Summary of Significant Accounting Policies (Details)							12 Months Ended
		Oct. 06, 2025	Jul. 17, 2025 USD ($) $ / shares	Oct. 16, 2024 USD ($)	Sep. 18, 2024 USD ($) $ / shares shares	Apr. 01, 2019	Sep. 30, 2025 USD ($) segments shares	Sep. 30, 2024 USD ($) shares	Sep. 30, 2023 USD ($)	Jan. 31, 2026 USD ($)	Nov. 30, 2025 USD ($)	Dec. 18, 2024 $ / shares	Oct. 01, 2023 USD ($)	Sep. 30, 2022 USD ($)
Summary of Significant Accounting Policies [Line Items]
Accounts receivable, net of an estimated allowance							$ 1,570,384						$ 863,328
Allowance for credit losses							2,304,356	$ 1,112,315
Inventory valuation							95,003	93,037	$ 83,889
Impairments of long-lived assets
Bearing interest			10.00%		8.00%
Aggregate original issue discount					$ 800,000
Purchase price per share (in Dollars per share) | $ / shares					$ 0.00025
Trading day period					60 years
Percentage of outstanding balance							120.00%
Subsequent redemption							25.00%
Gross proceeds from sale				$ 10,000,000
Nominal fee							$ 2,325
Discount issued			10.00%
Bears interest rate			10.00%
Maturity date			Jul. 17, 2027
Volume weighted average price		90.00%	90.00%				90.00%
Trading days		10 days	10 days				10 days
Closing price, percentage			20.00%
Derivative liability							$ 887,231
Percentage of service commission								10.00%
Contract assets
Contract liabilities							79,711	533,625
Revenue recognized contract liabilities							465,953	468,545
Market promotion expenses							1,776,966	25,210	5,733
Freight costs							13,583	57,421	118,647
Research and development expense							147,971	150,511	141,702
Unrecognized uncertain tax
Value added tax, percentage						13.00%
Government subsidies							$ 13,865	701	1,314
Statutory surplus fund	[1]						36.80%
Revenue							$ 76,907	$ 312,180
Total revenue percent							2.00%	3.00%
Total assets							$ 21,351,630	$ 12,691,527
Operating segments (in segments) | segments							2
Promissory Note [Member]
Summary of Significant Accounting Policies [Line Items]
Aggregate principal amount					$ 10,830,000
Conversion price per share (in Dollars per share) | $ / shares					$ 1.2
Conversion price percentage					70.00%
Trading day period					60 days
Convertible Promissory Notes [Member]
Summary of Significant Accounting Policies [Line Items]
Aggregate principal amount			$ 3,500,000
Conversion price per share (in Dollars per share) | $ / shares			$ 0.494									$ 0.24
Conversion price percentage			20.00%				54.61%
Senior Unsecured Convertible Notes [Member]
Summary of Significant Accounting Policies [Line Items]
Aggregate principal amount			$ 30,000,000
Forecast [Member]
Summary of Significant Accounting Policies [Line Items]
Accounts receivable, net of an estimated allowance										$ 2,351,348
Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Allowance for credit losses									109,214
Taxpayers Selling Consumer Products [Member]
Summary of Significant Accounting Policies [Line Items]
Value added tax, percentage						16.00%
Service [Member]
Summary of Significant Accounting Policies [Line Items]
Value added tax, percentage							6.00%
Four Clients [Member]
Summary of Significant Accounting Policies [Line Items]
Accounts receivable, net of an estimated allowance							$ 5,390,739
Allowance for credit losses							3,103,186
Specific Allowance for Credit Losses [Member]
Summary of Significant Accounting Policies [Line Items]
Accounts receivable, net of an estimated allowance							1,550,750
Allowance for credit losses							751,838
Deregistration of HQT Network Co., Limited [Member]
Summary of Significant Accounting Policies [Line Items]
Total assets
CHINA
Summary of Significant Accounting Policies [Line Items]
Statutory surplus									$ 11,348
Subsequent Event [Member]
Summary of Significant Accounting Policies [Line Items]
Trading days		10 days
Subsequent Event [Member] | Specific Allowance for Credit Losses [Member]
Summary of Significant Accounting Policies [Line Items]
Accounts receivable, net of an estimated allowance											$ 19,378
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Consumption tax rate							10.00%
Registered capital limit, percentage for appropriation is not required							50.00%
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Consumption tax rate							8.00%
Statutory surplus fund							10.00%
Class A ordinary shares [Member]
Summary of Significant Accounting Policies [Line Items]
Ordinary shares issued (in Shares) | shares	[2]						10,662,522	2,150,000
Convertible option of holder percentage			110.00%
Class A ordinary shares [Member] | Pre-Delivery Shares [Member]
Summary of Significant Accounting Policies [Line Items]
Ordinary shares issued (in Shares) | shares					9,300,000

[1]	Since the company’s main place of business is in Japan, the Japanese tax rate has been chosen as the statutory tax rate.
[2]	The shares and per share information are presented on a retroactive basis to reflect the reorganization completed on February 17, 2023, share split occurred on March 20, 2023, and share consolidation occurred on April 7, 2025 (Note 16).